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July 1, 1999

VIA EDGAR


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:  Nuveen Municipal Money Market Fund, Inc.(File Nos.2-78736 and 811-3531)
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     Filing Pursuant to Rule 497(j)
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectus and Statement of Additional Information dated June 28, 1999 that would have been filed pursuant to Rule 497 (c) of the 1933 Act, does not differ from that filed as part of Post-Effective Amendment No. 19 filed electronically on June 25, 1999.

Please do no hesitate to contact me at (202) 467-7479 should you have any questions.

Sincerely,

/s/ John E. Klim

John E. Klim
Legal Assistant